Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Basis of preparation and accounting policies
Schedule of exchange rates applied

The exchange rates applied for balances and transactions in currencies other than the presentation currency of the Group, US dollars (USD) were:

	Closing rate at year end			Average rate for the year to date
USD : local currency	31 Dec 2023	31 Dec 2022	31 Dec 2021 / 1 Jan 2022	2023	2022	2021
Chinese yuan (CNY)	7.09	6.95	6.37	7.09	6.73	6.45
Hong Kong dollar (HKD)	7.81	7.81	7.80	7.83	7.83	7.77
Indian rupee (INR)	83.21	82.73	74.34	82.60	78.63	73.94
Indonesian rupiah (IDR)	15,397.00	15,567.50	14,252.50	15,230.82	14,852.24	14,294.88
Malaysian ringgit (MYR)	4.60	4.41	4.17	4.56	4.40	4.15
Singapore dollar (SGD)	1.32	1.34	1.35	1.34	1.38	1.34
Taiwan dollar (TWD)	30.69	30.74	27.67	31.17	29.81	27.93
Thai baht (THB)	34.37	34.56	33.19	34.80	35.06	32.01
UK pound sterling (GBP)	0.78	0.83	0.74	0.80	0.81	0.73
Vietnamese dong (VND)	24,262.00	23,575.00	22,790.00	23,835.92	23,409.87	22,934.86

Schedule of impact of IFRS 17

	At 31 Dec 2021 $m	Effects of adoption of IFRS 17 $m		At 1 Jan 2022 $m
	(as reported under	Presentation	Measurement	(as restated under
	IFRS 4)	changes	changes	IFRS 17)
		note (i)	note (ii)
Assets
Goodwill	907	—	—	907
Deferred acquisition costs and other intangible assets:
Deferred acquisition costs	2,815	(39)	(2,776)	—
Other intangible assets	4,043	—	(28)	4,015
	6,858	(39)	(2,804)	4,015
Insurance contract assets	n/a	—	1,250	1,250
Reinsurance contract assets	9,753	(22)	(6,944)	2,787
Deferred tax assets	266	(134)	—	132
Other non-investment and non-cash assets	3,448	(1,022)	61	2,487
Investment properties	38	—	—	38
Investments in joint ventures and associates accounted for using the equity method	2,183	—	515	2,698
Total financial investments:
Policy loans	1,733	(1,733)	—	—
Other loans	829	—	(58)	771
Equity securities and holdings in collective investment schemes	61,601	—	—	61,601
Debt securities	99,094	—	60	99,154
Derivative assets	481	—	—	481
Deposits	4,741	—	—	4,741
	168,479	(1,733)	2	166,748
Cash and cash equivalents	7,170	—	—	7,170
Total assets	199,102	(2,950)	(7,920)	188,232
Equity
Shareholders' equity	17,088	—	1,848	18,936
Non-controlling interests	176	—	(1)	175
Total equity	17,264	—	1,847	19,111
Liabilities
Insurance contract liabilities*	156,485	4,243	(10,930)	149,798
Reinsurance contract liabilities	n/a	—	1,254	1,254
Investment contract liabilities without discretionary participation features	814	—	(92)	722
Core structural borrowings of shareholder-financed businesses	6,127	—	—	6,127
Operational borrowings	861	—	—	861
Deferred tax liabilities	2,862	(1,696)	1	1,167
Other liabilities	14,689	(5,497)	—	9,192
Total liabilities	181,838	(2,950)	(9,767)	169,121
Total equity and liabilities	199,102	(2,950)	(7,920)	188,232

*	Included within insurance contract liabilities at 31 December 2021 are investment contracts with DPF and unallocated surplus of with-profits funds under IFRS 4.

Notes

(i)	The presentation changes as shown in the table above principally arise from the following effects of the adoption of IFRS 17:
–	Inclusion of insurance and reinsurance related receivable and payable balances within IFRS 17 insurance and reinsurance contract assets and liabilities

Under IFRS 17, the measurement of a group of insurance contracts requires inclusion of all the future cash flows within the boundary of each contract and as a result, all insurance and reinsurance related receivable and payable balances (eg premiums receivable and claims payable) that were previously separately presented on the balance sheet are now in effect included within the insurance and reinsurance contract balances under IFRS 17.

–	Policy loans

Applying the same IFRS 17 measurement principles described above, policy loans related cash flows including any accrued interest income (previously included in ‘Accrued investment income’) are also included within the fulfilment cash flows of the associated group of insurance contracts.

–	Deferred tax liabilities

In line with IAS 12, deferred tax assets and liabilities have been netted as appropriate. The deferred tax liabilities arising from expected future distributions of the Singapore with-profits funds have been reclassified to be part of the insurance contract liabilities under IFRS 17.

(ii)	The measurement changes shown in the table above principally reflect the following measurement differences arising from the adoption of IFRS 17:
–	Deferred acquisition costs (DAC)

Acquisition cash flows are taken into account in determining the day-one CSM of a group insurance contracts. As such, explicit assets for DAC are not required and the IFRS 4 balances are removed. DAC relating to investment contracts without discretionary participation features remains as an asset and has been reclassified to ‘Other debtors’ under 'Other non-investment and non-cash items’.

–	Insurance and reinsurance contract assets and liabilities

The adjustments represent insurance and reinsurance contract measurement differences between IFRS 4 and IFRS 17, which primarily relate to the following effects:

–

the establishment of a CSM under IFRS 17 in accordance with the transition rules, intended to represent the unamortised amount of expected future profit deferred upon initial recognition of an insurance contract for all in-force contracts;

–	the establishment of an explicit risk adjustment for non-financial risk under IFRS 17;
–	release of prudence in the IFRS 4 policyholder liabilities to leave the best estimate liability; and
–

the change in treatment of the unallocated surplus of with-profits funds such that the shareholders’ share is recognised in shareholders’ equity after allowing for measurement differences between IFRS 4 and IFRS 17.

Tax

–

Current tax assets and liabilities are calculated for each entity in the Group based on local tax rules, and the basis of tax varies between jurisdictions. For insurance entities in the Group, the current tax is calculated based on either the financial statements prepared under local generally accepted accounting principles (GAAP), or the regulatory return prepared under relevant regulatory rules, or on an alternative basis (for example, Hong Kong, where most life insurance business is taxed by reference to net premiums). Current tax assets and liabilities at transition date are not impacted by the adoption of IFRS 17 at Group level as the adoption for the Group financial statements has no impact on local tax calculations. For jurisdictions where the basis of tax is the local financial statements, current tax assets and liabilities will be calculated applying IFRS 17 if and when the standard is adopted locally, and subject to local tax rules for transitional adjustments. The impact of any such local adoption on the Group financial statements will be considered when relevant.

–

Deferred tax balances are adjusted to reflect the deferred tax effects of the measurement adjustments arising from transition to IFRS 17 described above. The methods of calculating deferred tax are unchanged. Where insurance and reinsurance contract assets and liabilities give rise to a tax deduction or taxable income when they are recovered or settled, measurement changes to these balances, without equal changes in current taxable income, give rise to corresponding changes to the deferred tax balances at the tax rates expected to apply when the deferred tax assets or liabilities are realised or settled.

–	Investments in joint ventures and associates accounted for using the equity method

The adjustments represent the Group’s share of the impact of the transition of the balance sheets of the Group’s life joint ventures and associate (being CPL, India and the Takaful business in Malaysia) from IFRS 4 to IFRS 17, arising principally from the measurement differences as described above.

Schedule of financial assets and liabilities by IFRS 9 category

	Classification at initial application		Carrying value $m
Financial instruments	Original under IAS 39	New under IFRS 9	Original under IAS 39	New under IFRS 9
Financial assets
Loans note (i)	Amortised cost	Amortised cost	140	140
Loans /debt securities note (ii)	Amortised cost	Mandatorily at FVTPL	26	27
Loans	FVTPL	Mandatorily at FVTPL	450	450
Equity securities and portfolio holdings in collective investment schemes	FVTPL	Mandatorily at FVTPL	57,413	57,413
Equity securities note (iii)	Available-for-sale (AFS)	FVOCI	266	266
Debt securities held by Eastspring note (iv)	FVTPL	Amortised cost	67	67
Other Debt securities	FVTPL	Mandatorily at FVTPL	76,922	76,922
Derivative assets	FVTPL	Mandatorily at FVTPL	569	569
Accrued investment income	Loans and receivables	Amortised cost	983	983
Deposits	Loans and receivables	Amortised cost	6,275	6,275
Cash and cash equivalents	Loans and receivables	Amortised cost	5,514	5,514
Other debtors note (i)	Loans and receivables	Amortised cost	968	968
Financial liabilities
Investment contract liabilities without DPF	FVTPL	Mandatorily at FVTPL	663	663
Derivative liabilities	FVTPL	Mandatorily at FVTPL	1,001	1,001
Core structural borrowings of shareholder-financed businesses	Amortised cost	Amortised cost	4,261	4,261
Operational borrowings	Amortised cost	Amortised cost	815	815
Obligations under funding, securities lending and sale and repurchase agreements	Amortised cost	Amortised cost	582	582
Net asset value attributable to unit holders of consolidated investment funds note (v)	FVTPL	Designated at FVTPL	4,193	4,193
Other liabilities	Amortised cost	Amortised cost	2,866	2,866

Notes

(i)

In accordance with IFRS 17 requirements policy loans and debtor balances that are related to insurance contracts are included within the measurement of insurance contract liabilities. Therefore, the amounts for these balance sheet line items as presented in this table do not include such balances.

(ii)

Certain securities that were classified as loans at amortised cost under IAS 39 were reclassified to debt securities at fair value through profit or loss under IFRS 9 aligning to how these securities are managed.

(iii)	Represents the Group’s interest in Jackson which the Group elected to be classified at FVOCI.
(iv)

Under IAS 39 Eastspring debt securities were classified as FVTPL. The Group has reclassified these debt securities as measured at amortised cost because these instruments meet the solely payments of principal and interest (SPPI) criterion and are held with the intention to collect contractual cash flows.

(v)

'Net asset value attributable to unit holders of consolidated investment funds' represents the interests of investors other than the Group in the investment funds that the Group is deemed to control and therefore treated as a subsidiary and consolidated in the Group financial statements. The Group has designated 'Net asset value attributable to unit holders of consolidated investment funds' as financial liabilities measured at FVTPL to eliminate any accounting mismatch with the underlying investments of those consolidated investment funds, which are measured at FVTPL.

Line items that contain more than one asset classification

		Mandatorily at	Total 31 Dec 2023
	Amortised Cost $m	FVTPL $m	$m
Loans	148	430	578
Debt securities	—	83,064	83,064

Schedule of yield curves used to discount cash flows of insurance contracts for major currencies

31 Dec 2023%
	1 year	5 years	10 years	15 years	20 years
Chinese yuan (CNY)	2.07 – 2.33	2.41 – 2.67	2.59 – 2.85	2.70 – 2.96	2.76 – 3.02
Hong Kong dollar (HKD)	4.76 – 5.23	3.75 – 4.22	3.76 – 4.23	3.89 – 4.36	3.95 – 4.42
Indonesian rupiah (IDR)	6.47 – 6.96	6.63 – 7.12	6.73 – 7.22	6.94 – 7.43	7.03 – 7.52
Malaysian ringgit (MYR)	3.31 – 3.56	3.67 – 3.92	3.78 – 4.03	4.09 – 4.34	4.33 – 4.58
Singapore dollar (SGD)	3.62 – 4.37	2.67 – 3.42	2.71 – 3.46	2.77 – 3.52	2.74 – 3.49
United States dollar (USD)	4.81 – 5.64	3.86 – 4.69	3.90 – 4.73	4.01 – 4.84	4.36 – 5.19

31 Dec 2022%
	1 year	5 years	10 years	15 years	20 years
Chinese yuan (CNY)	2.09 – 2.84	2.65 – 3.29	2.88 – 3.52	3.05 – 3.69	3.14 – 3.79
Hong Kong dollar (HKD)	4.85 – 6.14	3.96 – 5.25	3.78 – 5.07	3.82 – 5.11	3.84 – 5.13
Indonesian rupiah (IDR)	5.65 – 6.13	6.72 – 7.20	7.29 – 7.77	7.51 – 7.99	7.77 – 8.25
Malaysian ringgit (MYR)	3.52 – 3.91	3.91 – 4.29	4.13 – 4.52	4.35 – 4.73	4.49 – 4.88
Singapore dollar (SGD)	3.83 – 4.94	2.86 – 3.98	3.11 – 4.22	2.91 – 4.02	2.49 – 3.61
United States dollar (USD)	4.75 – 5.91	4.02 – 5.17	3.89 – 5.05	3.98 – 5.15	4.27 – 5.43

1 Jan 2022%
	1 year	5 years	10 years	15 years	20 years
Chinese yuan (CNY)	2.21 – 2.60	2.63 – 2.99	2.81 – 3.19	3.00 – 3.65	3.12 – 3.71
Hong Kong dollar (HKD)	0.43 – 1.44	1.24 – 2.26	1.47 – 2.48	1.62 – 2.64	1.91 – 2.92
Indonesian rupiah (IDR)	3.43 – 4.81	5.55 – 6.93	7.04 – 8.42	7.43 – 8.81	7.74 – 9.12
Malaysian ringgit (MYR)	2.25 – 2.58	3.19 – 3.52	3.72 – 4.05	4.13 – 4.46	4.34 – 4.67
Singapore dollar (SGD)	0.60 – 1.58	1.38 – 2.35	1.72 – 2.70	1.99 – 2.97	2.14 – 3.12
United States dollar (USD)	0.38 – 1.30	1.27 – 2.20	1.53 – 2.46	1.69 – 2.61	2.01 – 2.93